Rental Income Under Subleases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	$ 90
Operating Leases, Future Minimum Payments Receivable, in Two Years	19
Operating Leases, Future Minimum Payments Receivable, in Three Years	19
Operating Leases, Future Minimum Payments Receivable, in Four Years	19
Operating Leases, Future Minimum Payments Receivable, in Five Years	19
Operating Leases, Future Minimum Payments Receivable, Thereafter	29
Operating Leases, Future Minimum Payments Receivable	195
Operating Leases, Income Statement, Lease Revenue	$ 287	$ 268	$ 213